SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Shares Capital
	December 31, 2015		December 31, 2016
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares of NIS 0.01 par value each	250,000,000	33,289,839	250,000,000	34,250,590

Schedule of Share Based Compensation Expense
The total share-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2014, 2015 and 2016 is comprised as follows:

	Year ended December 31,
	2014	2015	2016

Cost of revenues	$137	$499	$1,386
Research and development	172	1,507	4,660
Sales and marketing	347	2,214	5,765
General and administrative	917	2,829	5,724

Total share-based compensation expense	$1,573	$7,049	$17,535

Schedule of Stock Option Activity
A summary of the activity in options granted to employees for the year ended December 31, 2016 is as follows:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Balance as of December 31, 2015	3,358,875	$14.27	6.54	$111,093

Granted	569,300	$43.39
Exercised	(837,835)	$2.99
Forfeited	(51,983)	$28.91

Balance as of December 31, 2016	3,038,357	$22.58	6.70	$77,346

Exercisable as of December 31, 2016	1,924,816	$11.00	5.52	$69,420

Vested and expected to vest as of December 31, 2016	3,005,577	$22.36	6.68	$77,144

Schedule of Fair Value Assumptions
The following table set forth the parameters used in computation of the options compensation to employees for the years ended December 31, 2014, 2015 and 2016:

	Year ended December 31,
	2014	2015	2016

Expected volatility	45%	45%	45%
Expected dividends	0	0	0
Expected term (in years)	5.81-6.11	5.78-6.12	5.25-6.10
Risk free rate	1.55%-2.02%	1.37%-1.68%	1.30%- 1.70%

Schedule of Options Data
A summary of options data for the years ended December 31, 2014, 2015 and 2016, is as follows:

	Year ended December 31,
	2014	2015	2016

Weighted-average grant date fair value of options granted	$6.95	$24.56	$19.16
Total intrinsic value of the options exercised	$9,943	$110,191	$37,618

Schedule of Outstanding and Exercisable Options

Exercise price	Options outstanding as of December 31, 2016	Weighted average remaining contractual term	Options exercisable as of December 31, 2016	Weighted average remaining contractual term
		(years)		(years)
$0.20 – 2.21	1,297,621	4.36	1,284,815	4.34
$6.47 – 14.00	495,676	7.24	343,650	7.24
$37.44 – 44.37	264,180	9.08	14,886	8.31
$45.58 – 51.86	517,244	9.23	90,832	9.01
$55.30 – 64.93	463,636	8.50	190,633	8.49

	3,038,357	6.70	1,924,816	5.52

Schedule of RSU Activity
A summary of RSU activity for the year ended December 31, 2016, is as follows:

	Amount of RSU's	Weighted average grant date fair value

Unvested as of December 31, 2015	396,910	$53.44

Granted	487,600	$44.96
Vested	(122,916)	$52.59
Forfeited	(31,889)	$48.43

Unvested as of December 31, 2016	729,705	$48.14